RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Disclosure of transactions between related parties	Inclusive of those described above, the following table summarizes the transactions the company has entered into with related parties for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Transactions during the period
Revenues (1)	$220	$418	$609
Interest income	11	—	—
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(1)The company provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2022	December 31, 2021
Balances at end of period:
Accounts and other receivable, net	$602	$106
Accounts payable and other (1)	269	1,865
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(1)On November 29 2021, the company issued a non-interest bearing demand promissory note of $1,860 million to a subsidiary of the partnership in connection with the BBUC reorganization, which was settled on March 15, 2022 as part of the special distribution. See Note 1 for additional details.